DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Significant Concentrations and Risks) (Details) - Net revenues [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	61.00%	65.80%	66.00%
Product concentration [Member] | Java [Member]
Concentration Risk [Line Items]
Concentration percentage	28.80%	36.70%	59.30%
Product concentration [Member] | Digital Arts [Member]
Concentration Risk [Line Items]
Concentration percentage	32.20%	29.10%	6.70%
Geographic concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	45.30%	41.00%	41.40%
Geographic concentration [Member] | Beijing [Member]
Concentration Risk [Line Items]
Concentration percentage	12.30%	15.50%	36.10%
Geographic concentration [Member] | Hangzhou [Member]
Concentration Risk [Line Items]
Concentration percentage	33.00%	25.50%	5.30%